ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of
	March 31,	September 30,
	2026	2025
	$	$
Other tax payables	946	-
Other	1,278,129	74,453
Total	1,279,075	74,453